PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,101,847	12,101,847
Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737
Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948
Parent Company
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,101,847	12,101,847
Parent Company | Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737
Parent Company | Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948